Rule 497(e)
                                                               File Nos. 2-90519
                                                                    and 811-4007
                                                                             and
                                                             File Nos. 333-15119
                                                                    and 811-7893


                                   SUPPLEMENT
                              Dated August 5, 2003
                   to Prospectus dated February 28, 2003 for
                SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
                   and to Prospectus dated April 30, 2003 for
              SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

The second paragraph of the "Management" section of the Prospectus is deleted and replaced with the following:

A team of individuals employed by the manager now manages the day-to-day operations of the fund.
















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